Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and include the financial statements of the Company and its wholly owned subsidiaries. All inter-company transactions and accounts have been eliminated on consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Restricted cash
(d)	Restricted cash
Cash and cash equivalents subject to restrictions are excluded from cash and cash equivalents in the consolidated balance sheets and are presented as restricted cash.
Accounts receivable
(e)	Accounts receivable

The Company carries its accounts receivable at cost less, if appropriate, an allowance for doubtful accounts, based on a periodic review of accounts receivable, taking into account past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts. Allowances for doubtful accounts amount to $ nil as of December 31, 2014 (2013: $ nil).

Vessels
(f)	Vessels

Vessels acquired up to the date of the merger described in note 1, were initially recorded at their acquisition cost, less an amount allocated to drydock component, less accumulated depreciation. From the date of the merger, these vessels have been recorded at their fair value at the date of the merger, less a proportion of the negative goodwill arising at the time of the merger allocated to these vessels, less accumulated depreciation and impairment loss, if any.

In connection with the merger, the Company recognised an intangible asset arising from the comparison of the acquisition prices in the asset purchase agreement between the Company as buyer and CMA CGM as seller and the estimated fair values at the merger date of the vessels yet to be purchased. This intangible asset was transferred to the cost of the appropriate vessel on delivery and as all such vessels have now been delivered, no intangible asset remains in respect of these vessels.

Vessels acquired after the merger are stated at acquisition cost, less accumulated depreciation. The cost of the vessel consists of the contract price and expenses incurred in connection with the acquisition.

Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the years ended December 31, 2014, 2013 and 2012. Other borrowing costs are expensed as incurred.

Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from first delivery from the shipyard.

Prepayments and costs directly related to the future acquisition of specific vessels are presented in the Consolidated Balance Sheets as vessel deposits.

Drydocking costs
(g)	Drydocking costs

An element of the purchase price of a vessel is allocated to a drydock component which is amortized on a straight line basis to the anticipated next drydocking date. Vessels are drydocked approximately every five years for major repairs and maintenance that cannot be performed while the vessels are operating. Costs directly associated with a drydocking, including the required regulatory inspection of the vessel, its hull and its machinery and for the defouling and repainting of the hull are capitalized as they are incurred and depreciated on a straight line basis over the period between drydocks. Capitalized drydocking costs are classified within investing activities in the Consolidated Statements of Cash Flows.

Intangible assets
(h)	Intangible assets

Vessel purchase options

Cash consideration for the acquisition of purchase options to acquire vessels at a fixed purchase price are recognized as intangible assets in an amount up to the difference, as at the transaction date, between (i) the amount paid for the options plus the purchase price of the vessels and (ii) the fair value of the vessels plus the fair value of attached charters. The fair value of the vessel is assessed based on independent broker valuations. The fair value of a charter attached to the vessel is assessed based on market rates compared to the contracted attached charter rates for the life of the charter.

Impairment

Intangible assets are reviewed individually for impairment annually or more frequently due to events or changes in circumstances that indicate that the asset might be impaired. If the estimated cash flows from the use of the asset and its eventual disposal are below the asset’s net book value, then the asset is deemed to be impaired and written down to its fair value.

Intangible liabilities - charter agreements
(i)	Intangible liabilities – charter agreements

In connection with the merger (see note 1), the Company recognised an intangible liability using the market approach whereby the Company’s actual charter rates were compared to market rates at the merger date. These intangible liabilities, recognizing the below market rates as at the date of merger, are amortized giving rise to an increase of time charter revenue over the remaining term of the relevant charters.

Long-lived assets
(j)	Long-lived assets

Fixed assets such as vessels are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the asset over its estimated remaining useful life is less than its carrying amount and is recorded equal to the amount by which the asset’s carrying amount exceeds its fair value. Fair value is the net present value of future cash flows discounted by an appropriate discount rate.

Due to continuing poor industry conditions, impairment tests on a vessel by vessel basis were performed as at December 31, 2013 and again as at December 31, 2014. No impairment was recognised after either of these tests as, based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts.

The agreement of new charters with effect from May 1, 2013 of two of the Company’s vessels at rates below the previous rates was seen as an indicator of potential impairment of their carrying value. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed for these two vessels as at March 31, 2013. Based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts as at March 31, 2013 and accordingly no impairment was recognised. The further agreement on new charters of two of the Company’s vessels in May and July 2014 (see note 2(a)) was seen as an indicator of potential impairment of their carrying value. Accordingly, an impairment test, based on the expected undiscounted cash flows by vessel, was performed for these two vessels as at June 30, 2014. Based on the assumptions made, the expected undiscounted future cash flows exceeded the vessels’ carrying amounts as at June 30, 2014 and accordingly no impairment was recognised.

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on a reversion to the historical mean for each category of vessel, adjusted to reflect current and expected market conditions (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost and (v) estimated useful life which is assessed as a total of 30 years from first delivery from the shipyard. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

Derivative instruments
(k)	Derivative instruments

Interest rate hedges

Interest rate derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and qualifies as a hedging instrument, and if so, the nature of the item being hedged.

The Company’s interest rate derivative instruments do not qualify for hedge accounting. Changes in the fair value are recognized immediately in the Consolidated Statements of Income within “Unrealized gain (loss) on interest rate derivatives”. Cash settlements of interest rate derivative instruments are recognized immediately in the Consolidated Statements of Income within “Realized loss on interest rate derivatives”. Cash flows related to interest rate derivatives (including payments and periodic cash settlements) are included within “Net cash used in investing activities”.

The fair value of derivatives is presented on the face of the Consolidated Balance Sheets under the line item “Derivative instruments” and is split into current and non-current portions based on the net cash flows expected within one year.

Deferred financing costs
(l)	Deferred financing costs

Costs incurred in connection with obtaining long term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees.

Preferred shares
(m)	Preferred shares

Series A Preferred shares were included within Liabilities in the Consolidated Balance Sheets and preferred share dividends included within interest expense in the Consolidated Statements of Income as their nature was similar to that of a liability rather than equity. Holders of these mandatorily redeemable preferred shares were entitled to receive a dividend equal to 3-month U.S. dollar LIBOR plus 2% on the original issue price and ranked senior to the Class A and Class B common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

Series B Preferred shares have been included within Equity in the Consolidated Balance Sheets and preferred share dividends are presented as a reduction of Retained Earnings in the Consolidated Statement of Stockholders’ Equity as their nature is similar to that of an equity instrument rather than a liability. Holders of these redeemable perpetual preferred shares, which may only be redeemed at the discretion of the company, are entitled to receive a dividend equal to 8.75% on the original issue price and rank senior to the Class A and Class B common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

Classification of long term debt
(n)	Classification of long term debt

Long term debt is classified within current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Other comprehensive income (loss)
(o)	Other comprehensive income (loss)

Other comprehensive income (loss), which is reported in the Consolidated Statement of Stockholders’ Equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss). Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. As the Company does not, to date, have other comprehensive income, the accompanying consolidated financial statements only include Consolidated Statements of Income.

Revenue recognition and related operating expense
(p)	Revenue recognition and related operating expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred.

Foreign currency transactions
(q)	Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net income (loss).

Repairs and maintenance
(r)	Repairs and maintenance
All expenditures relating to routine maintenance and repairs are expensed when incurred.
Insurance
(s)	Insurance

The Company maintains hull and machinery insurance, war risks insurance, protection and indemnity insurance coverage, increased value insurance, and freight, demurrage and defence insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance providers are recognized as prepaid expenses and are expensed over the period covered by the insurance contract.

Share based compensation
(t)	Share based compensation

The Company awards restricted stock units to its management and Directors as part of their compensation.

The fair value of restricted stock unit grants is determined by reference to the quoted stock price on the date of grant, adjusted for estimated dividends forgone until the restricted stock units vest. Compensation expense is recognized based on a graded expense model over the expected vesting period.

Income taxes
(u)	Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company’s vessels are flagged in Bahamas, Cyprus, Hong Kong and Panama and are liable for tax based on the tonnage of the vessel. The cost, which is included within operating expenses, amounted to $126, $169 and $146 for the years ended December 31, 2014, 2013 and 2012, respectively. The Cyprus and Hong Kong subsidiaries are liable for income tax on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax is 21% (2013: 23%, 2012: 24%). This subsidiary earns management and other fees from fellow group companies.

The Company accounts for deferred income taxes using the liability method which requires the determination of deferred tax assets and liabilities, based upon temporary timing differences that arise between the financial statement and tax bases of recorded assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance where appropriate, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. At December 31, 2014 a deferred tax liability of $34 (2013: $43) was recognized relating to stock based compensation costs charged to the Consolidated Statements of Income in respect of unvested shares and timing differences between the carrying amounts of assets for financial reporting purposes and their tax bases.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

Inventories
(v)	Inventories

Inventories consist of bunkers and lubricants on board certain of the vessels. Inventories are stated at the lower of cost or market value as determined using the first-in, first-out method.

Dividends
(w)	Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the Consolidated Balance Sheets in the line item “Dividends payable”.

Earnings per share
(x)	Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted-average number of common shares outstanding during the period, excluding unvested restricted stock units. Diluted earnings per common share are calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

Recently issued accounting standards
(y)	Recently issued accounting standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update in respect of revenue from contracts with customers (Topic 606). The update is effective for annual periods beginning after December 15, 2016 and early application is not permitted. The Company is currently assessing the impact of adopting this update on its financial statements.

In June 2014, FASB issued an update in respect of Stock Compensation (Topic 718). The amendment requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The performance condition should not be reflected in estimating the grant-date fair value of the award and the compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The amendment is effective for annual periods beginning after December 15, 2015 and early adoption is permitted. The adoption of this amendment is not expected to lead to any changes to the Company’s financial statements.

Management do not believe that any other recently issued, but not yet effective accounting pronouncements, if currently adopted, would have a material impact on the consolidated financial statements of the Company.